Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 29, 2019	Dec. 29, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

Intangible assets (in thousands) as of December 30, 2017 and December 29, 2018 consist of the following:

	Useful Lives	Intangible Assets, At Cost	Accumulated Amortization	Intangible Assets, Net
December 30, 2017:
Intangibles—subject to amortization
Trademarks	15 years	$58,400	$(12,538)	$45,862
Customer lists	5 years	160	(103)	57
Leasehold interests	1–20 years	30,468	(9,540)	20,928
Computer software	3 years	15,940	(11,473)	4,467

Total intangibles—subject to amortization		104,968	(33,654)	71,314

Intangibles not subject to amortization
Liquor licenses		4,350	—	4,350

Totals		$109,318	$(33,654)	$75,664

December 29, 2018:
Intangibles—subject to amortization
Trademarks	15 years	$58,400	$(16,431)	$41,969
Customer lists	5 years	160	(135)	25
Leasehold interests	1–20 years	30,468	(12,735)	17,733
Computer software	3 years	18,176	(14,324)	3,852

Total intangibles—subject to amortization		107,204	(43,625)	63,579

Intangibles not subject to amortization
Liquor licenses		5,245	—	5,245

Totals		$112,449	$(43,625)	$68,824

Estimated Future Amortization Expense Related to Finite-Lived Intangible Assets

The estimated future amortization expense related to finite-lived intangible assets at June 29, 2019 was as follows (in thousands):

Remainder of fiscal 2019	$4,672
Fiscal 2020	8,474
Fiscal 2021	7,417
Fiscal 2022	6,315
Fiscal 2023	5,621
Thereafter	27,090

Total	$59,589

Estimated aggregate future amortization expense (in thousands) by fiscal year for intangible assets is as follows:

2019	$9,268
2020	8,143
2021	7,086
2022	6,320
2023	5,651
Thereafter	27,111

Total	$63,579